Investment in Marketable Securities	12 Months Ended
Dec. 31, 2024
Investment in Marketable Securities [Abstract]
INVESTMENT IN MARKETABLE SECURITIES

NOTE 6 - INVESTMENT IN MARKETABLE SECURITIES:

Investment in RFI assets

The Company invests in securities of Research Frontiers Incorporated, a Nasdaq listed company, or RFI. As of December 31, 2024 the Company holds 1,838,824 shares of RFI’s common stock, which represents 5.5% of RFI’s shares.

The Company’s investment in RFI common stock is recorded at fair market value and unrealized gains and losses are included in financial income (expense), net, in the consolidated statements of operations and comprehensive loss.

The price per share of RFI’s common stock as of December 31, 2024 and 2023 are $1.71 and $1.01, respectively. The revaluation of the above-mentioned investment, for the years ended December 31, 2024 and 2023, amounted to $1,287 and $(1,655), respectively. The revaluation was recorded as financial expense, net.

In January 2024, the Company entered into a note purchase agreement with OIC Growth Fund I, L.P.and affiliated funds in a total amount of $26.0 million, see Note 9(d). As of December 31, 2024, the restricted amount from the Company’s RFI shares pledged in related to the 2024 NPA is $3,144.